Subsequent Events - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended		3 Months Ended	0 Months Ended	3 Months Ended		0 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 06, 2013	Mar. 20, 2015	Mar. 31, 2014	Feb. 04, 2015	Mar. 27, 2015	Mar. 30, 2015	May 13, 2015
Subsequent Event [Line Items]
Proceeds from issuance of common stock	$ 64,000	$ 1,886,000	$ 15,651,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock issued upon conversion of preferred stock		9,463,712	1,056,684
Common stock, shares issued		700,000	3,765,230	3,765,230
Proceeds from issuance of common stock				15,700,000
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of preferred stock into common shares	109					166
Number of common stock issued upon conversion of preferred stock		(166)	(434)
Number of exchangeable shares under exchange agreement		(3,000)	(2,000)		2,000
Series A Convertible Preferred Stock [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock issued upon conversion of preferred stock	266,182					405,720
Subsequent Events [Member]
Subsequent Event [Line Items]
Common stock, shares issued							200,000	50,000
Proceeds from issuance of common stock								65,000
Cash consideration for a license fee							$ 100,000
Stock issued during period, per share price							$ 1.14
Number of exchangeable shares under exchange agreement					2,000
Subsequent Events [Member] | Series A and A1 Preferred Stock [Member]
Subsequent Event [Line Items]
Number of common stock issued upon conversion of preferred stock									8,987,326
Subsequent Events [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of preferred stock into common shares										2,026
Subsequent Events [Member] | Series A Convertible Preferred Stock [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock issued upon conversion of preferred stock										4,938,515